Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 01, 2012
Inverse Russell 2000(R) Strategy Fund (Prospectus Summary) | Inverse Russell 2000(R) Strategy Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Inverse Russell 2000® Strategy Fund
Risk/Return, Supplement Text Block	ck0001064046_SupplementTextBlock	IMPORTANT INFORMATION ABOUT THE FUND

The Inverse Russell 2000® Strategy Fund (the "Fund") is very different from most other mutual funds in that it seeks to provide investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not rely on the use of derivatives to achieve their investment objectives.

Because the Fund seeks daily inverse investment results, the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from the inverse return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal (e.g., -1x) and the cumulative performance of the underlying index.

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the consequences of seeking daily inverse investment results, (b) understand the risk of shorting and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a
		complete investment program.
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the inverse (opposite) of the performance of the Russell
2000® Index (the "underlying index"). The Fund does not seek to achieve its
		investment objective over a period of time greater than one day.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of
		insurance charges, fees and expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be
		significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be
		higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Unlike a traditional index fund, the Fund's investment objective is to perform exactly opposite the underlying index, and the Fund generally will not own the securities included in the underlying index. Instead, the Fund employs as its investment strategy a program of engaging in short sales of securities included in the underlying index and investing to a significant extent in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the underlying index. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The Russell 2000® Index is composed of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 10% of the Russell 3000®
total market capitalization and consisting of capitalizations ranging from $23 million to $3.7 billion as of December 31, 2011. The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund's underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry.
On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its short sales and derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets
		in a particular issuer in comparison to a diversified fund.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Correlation and Compounding Risk - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund's performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b)
underlying index volatility; (c) financing rates associated with leverage; (d)
other Fund expenses; (e) dividends paid by companies in the underlying index;
and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and index performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a)
no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than the inverse performance of the underlying index.

    Index Performance              Annualized Volatility
     1x        -1x        10%        25%       50%       75%      100%
    -60%       60%       148%       132%       96%       42%       -6%
    -50%       50%        98%        87%       57%       14%      -28%
    -40%       40%        65%        56%       30%       -5%      -38%
    -30%       30%        42%        34%       13%      -18%      -47%
    -20%       20%        24%        18%       -3%      -28%      -54%
    -10%       10%        10%         4%      -13%      -36%      -59%
      0%        0%        -1%        -6%      -22%      -43%      -64%
     10%      -10%       -10%       -15%      -29%      -48%      -67%
     20%      -20%       -17%       -22%      -35%      -53%      -69%
     30%      -30%       -24%       -28%      -40%      -56%      -71%
     40%      -40%       -29%       -33%      -44%      -60%      -73%
     50%      -50%       -34%       -37%      -48%      -62%      -76%
     60%      -60%       -38%       -41%      -51%      -65%      -78%

The underlying index's annualized historical volatility rate for the five year period ended December 31, 2011 is 24.47%. The underlying index's highest one-year volatility rate during the five year period is 38.46%. The underlying index's annualized performance for the five year period ended December 31, 2011 is 0.15%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk - The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the
Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund's investment.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Liquidity Risk - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund only intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a "limit move," it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Repurchase Agreement Risk - The Fund's investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk - The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, and high portfolio turnover rate all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to
		use leverage and may prevent the Fund from achieving its investment objective.
Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance
(before taxes) does not necessarily indicate how the Fund will perform in the
		future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the performance of the shares of the Fund from year to year.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	The performance information shown below is based on a calendar year.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest Quarter Return Lowest Quarter Return 9/30/2011 21.29% 6/30/2009 -21.10%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2011)
Inverse Russell 2000(R) Strategy Fund (Prospectus Summary) | Inverse Russell 2000(R) Strategy Fund | Russell 2000® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2004
Inverse Russell 2000(R) Strategy Fund (Prospectus Summary) | Inverse Russell 2000(R) Strategy Fund | Variable Annuity
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	185
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	573
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	985
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,137
Annual Return 2005	rr_AnnualReturn2005	(3.07%)
Annual Return 2006	rr_AnnualReturn2006	(11.95%)
Annual Return 2007	rr_AnnualReturn2007	5.37%
Annual Return 2008	rr_AnnualReturn2008	24.69%
Annual Return 2009	rr_AnnualReturn2009	(32.86%)
Annual Return 2010	rr_AnnualReturn2010	(27.62%)
Annual Return 2011	rr_AnnualReturn2011	(7.61%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.10%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Inverse Russell 2000® Strategy Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.61%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(10.02%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(10.40%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2004